As filed with the Securities and Exchange Commission on November 28, 2007
                                     Investment Company Act File Number 811-5698


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

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ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                       Ratings(a)
                                                                                                                  -----------------
  Face                                                                           Maturity  Current      Value              Standard
 Amount                                                                            Date   Coupon (b)   (Note 1)   Moody's  & Poor's
--------                                                                           ----   ----------   --------   -------  --------
Put Bonds(c)(5.55%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 Plaquemines, LA Port, Harbor, & Terminal District Port Facility RB
           (Chevron Pipeline Company Project) - Series 1984                       09/01/08    3.85%  $ 3,000,000      P-1      A-1+
 4,000,000 Vermont Educational & Health Buildings Financing Agency
           (Middlebury College Project) Series 1988A                              11/01/07    3.58     4,000,000               A-1+
----------                                                                                           -----------
 7,000,000 Total Put Bonds                                                                             7,000,000
----------                                                                                           -----------
Tax Exempt Commercial Paper (1.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000 York County, PA IDA PCRB
           (Philadelphia Electric Co. Project) - Series 1993A
           LOC BNP Paribas                                                        10/11/07    3.76%  $ 2,000,000      P-1      A-1+
----------                                                                                           -----------
 2,000,000 Total Tax Exempt Commercial Paper                                                           2,000,000
----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (24.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$2,200,000 City of Detroit, MI TAN - Series 2007
           LOC Scotia bank                                                        03/01/08    3.71%  $ 2,207,040              SP-1+
 4,000,000 City of Houston, TX TRAN - Series 2007                                 06/30/08    3.71     4,022,770    MIG-1     SP-1+
 2,875,000 City of Racine NAN, WI                                                 12/27/07    3.72     2,880,219              SP-1+
 5,000,000 Colorado State General Fund RAN - Series A                             06/27/08    3.70     5,019,483    MGI-1     SP-1+
 4,500,000 Cook County, IL Community Consolidated SD Number 21
           Educatioal Purposes TAW 2006                                           04/01/08    3.75     4,521,832    MIG-1
 2,000,000 Evendale Village, Hamilton County, OH Tax Increment RB
           LOC Fifth Third Bank                                                   05/15/08    3.80     2,000,000      P-1      A-1+
 4,000,000 Racine, WI United School District TRAPN                                07/25/08    3.70     4,017,243    MIG-1
 1,200,000 State of Idaho, TAN - Series 2007                                      06/30/08    3.73     1,206,642    MIG-1     SP-1+
 1,250,000 State of Maine, GO BAN                                                 06/10/08    3.70     1,254,608    MIG-1
 4,000,000 State of New Mexico, TRAN 2007-2008                                    06/30/08    3.72     4,022,410    MIG-1     SP-1+
----------                                                                                           -----------
31,025,000 Total Tax Exempt General Obligation Notes & Bonds                                          31,152,247
----------                                                                                           -----------
Variable Rate Demand Instruments (d) (66.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,145,000 Alachua County, FL IDRB
           (Oak Hall Private School, Inc. Project) - Series 2007
           LOC SunTrust Bank                                                      07/01/31    3.92%  $ 4,145,000   VMIG-1
 4,600,000 Branch Bank & Trust Municipal Trust Floater - Series 1002
           LOC Branch Banking & Trust Company                                     11/06/23    4.02     4,600,000   VMIG-1
 3,000,000 Chicago, IL Second Lien Water Revenue Refunding Bonds - Series 2004
           Insured by MBIA Insurance Corporation                                  11/01/31    3.84     3,000,000   VMIG-1      A-1+
 2,000,000 City of Lakeland, FL Educational Facilities Revenue Bonds
           (Florida Southern College Project) - Series 1999
           LOC SunTrust Bank                                                      09/01/29    3.86     2,000,000   VMIG-1
 2,380,000 City of Olathe, KS Health Facilities RB
           (Olathe Medical Center) - Series 2002 A
           Insured by AMBAC Indemnity Corporation                                 09/01/32    4.05     2,380,000               A-1+
 3,000,000 Cohasset, MN RB
           (Minnesota Power & Light Company Project) - Series 1997A
           Insured by ABN AMRO Bank N.A.                                          06/01/20    3.86     3,000,000               A-1+
 5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
           (Oasbo Expanded Asset Pooled Financing Program), Series 2006
           LOC U.S. Bank, N.A.                                                    12/01/36    3.86     5,000,000   VMIG-1
 1,000,000 Connecticut State HEFA RB (Yale University) - Series 2003-X3           07/01/37    4.00     1,000,000   VMIG-1     A-1+
 4,825,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
           LOC Key Bank N.A.                                                      03/01/32    3.87     4,825,000   VMIG-1
 1,000,000 Emmaus, PA General Authority Local Government
           (Westchester Area School District Project) - Series 1989 B-24
           LOC Depfa Bank PLC                                                     03/01/24    3.92     1,000,000               A-1+
 3,340,000 Florida HFC (Cypress Lake Apartments) - Series M-1
           LOC Federal Home Loan Mortgage Corporation                             11/01/32    3.86     3,340,000               A-1+
 2,000,000 Florida HFC Multifamily Housing Revenue Refunding Bonds
           Island Club Apartments - Series 2001J-A
           LOC Federal Home Loan Mortgage Corporation                             07/01/31    3.86     2,000,000               A-1+
 4,350,000 Florida State Board of Education Lottery ROCs RR II R-10123
           Insured by FGIC                                                        07/01/16    3.92     4,350,000               A-1+
 3,200,000 Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
           LOC Royal Bank of Canada                                               02/01/20    3.91     3,200,000               A-1+
 1,465,000 Houston County, GA Development Authority
           (Middle Georgia Community Action Agency) - Series 2001
           LOC Columbus Bank & Trust Company                                      01/01/31    3.99     1,465,000      P-1      A-1
 4,000,000 Iowa Higher Education Loan Authority Private College Facility RB
           (University of Dubuque Project) - Series 2007
           LOC Northern Trust                                                     04/01/35    4.05     4,000,000               A-1+
 2,200,000 Jacksonville,(University of Florida Health Science Center)-Series 1989
           LOC Bank of America, N.A.                                              07/01/19    3.96     2,200,000   VMIG-1
 3,695,000 Jefferson County, AL Public Park & Recreation Board
           (YMCA Project) - Series 2005
           LOC Amsouth Bank                                                       09/01/25    3.88     3,695,000   VMIG-1
 2,500,000 Lakeview, MI School District  2002 School Building & Site - Series B   05/01/32    3.80     2,500,000               A-1+
 5,000,000 Louisiana Housing Finance Agency
           (Canterbury House Apartments - Sherwood) - Series 2007
           LOC Charter One Bank                                                   09/15/40    3.90     5,000,000   VMIG-1
 1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
           Hospitsl Facilites RB - Series 2005
           (Commuinity Memorial Hospital of Hicksville)
           LOC Fifth Third Bank                                                   12/01/37    3.90     1,500,000      P-1      A-1+
 1,300,000 New Ulm, MN Hospital Facility RB
           (Health Central Systems Project) - Series 1985
           LOC Wells Fargo Bank, N.A.                                             08/01/14    3.85     1,300,000               A-1+
 1,800,000 Newport City,  KY League of Cities Funding Trust Lease Program RB,
           - Series 2002
           LOC US Bank, N. A.                                                     04/01/32    3.90     1,800,000   VMIG-1
 2,450,000 North Carolina, Capital Facilities Finance Agency
           LOC Branch Banking & Trust Company                                     02/01/27    3.88     2,450,000      P-1      A-1+
 3,500,000 North Carolina, Medical Care Community Custodial
           Residual Securities - Series 07-10                                     09/01/15    3.92     3,500,000               A-1+
 1,700,000 Oregon State GO - Series 73H                                           12/01/19    3.87     1,700,000   VMIG-1      A-1+
  345,000  Reading, PA (York County General Authority) - Series 1996A
           Insured by AMBAC Assurance Corporation                                 09/01/26    3.86       345,000               A-1+
 3,525,000 Richardson, TX Independent School District
           (Unlimited Tax School Building Bond) - Series 2000
           Guaranteed by Texas Permanent School Fund                              02/15/24    3.85     3,525,000   VMIG-1      A-1+
 5,000,000 Timnath Development Authority, CO
           LOC Compass Bank                                                       12/01/29    3.92     5,000,000               A-1
----------                                                                                          ------------
83,820,000 Total Variable Rate Demand Instruments                                                     83,820,000
----------                                                                                          ------------

           Total Investments (Cost $123,972,247) (98.29%)                                            123,972,247
           Cash and Other assets, net of Liabilities (1.71%)                                           2,155,109
                                                                                                    ------------
           Net Assets (100.00%)                                                                     $126,127,356
                                                                                                    ============

           Shares Outstanding                                                                        126,124,417
                                                                                                    ============
           Net Asset Value, offering and redemption price per share                                 $       1.00
                                                                                                    ============


FOOTNOTES:
Note 1 Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN        =   Bond Anticipation Note                      LOC      =   Letter of Credit
   FGIC       =   Financial Guaranty Insurance Company        NAN      =   Note Anticipation Notes
   GO         =   General Obligation                          PCRB     =   Pollution Control Revenue Bond
   HEFA       =   Health and Education Facilities Authority   RAN      =   Revenue Anticipation Notes
   HFC        =   Housing Finance Commission                  RB       =   Revenue Bond
   IDA        =   Industrial Development Authority            TAN      =   Tax Anticipation Notes
   IDC        =   Industrial Development Corporation          TRAN     =   Tax and Revenue Anticipation Notes
   IDRB       =   Industrial Development Revenue Bond         TRAPN    =   Tax and Revenue Anticipation Promissory Notes
                                                              TAW      =   Tax Anticipation Warrants

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*        /s/Christine Manna
                                    Christine Manna, Secretary
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Michael Lydon
                                    Michael Lydon, President
Date: November 27, 2007

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: November 27, 2007

* Print the name and title of each signing officer under his or her signature.

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